RELATED PARTY TRANSACTIONS (Narrative) (Details) - SDP Development Group, LLC [Member]		1 Months Ended
	Feb. 12, 2020 USD ($) ft² Property shares	Nov. 16, 2022 USD ($)	Nov. 16, 2020	Feb. 12, 2020 $ / shares	Feb. 12, 2020 USD ($) a $ / shares
Phantom Farms [Member]
Related Party Transaction [Line Items]
Number of property purchased under purchase agreement | Property	6
Aggregate purchase price	$ 8,010,000
Number of shares issued under the purchase agreement | shares	2,670,000
Price of shares issued under the purchase agreement | (per share)				$ 3	$ 3
Southern Oregon Farms [Member]
Related Party Transaction [Line Items]
Number of property purchased under purchase agreement | Property	2
Land Subject to ground lease | a					60
Outdoor cannabis cultivation facilities | Property	2
Area of canopy | ft²	80,000
Number of properties for which rent reduced | Property	3
Number of shares issued on purchase of Phantom farms | shares	7,132,041
Shares issued on purchase of Phantom farms	$ 2,582,903
Transaction costs					$ 1,204,740
Undiscounted future cash flows	$ 684,576
Three Nevada Leases With Double G Holdings [Member]
Related Party Transaction [Line Items]
Undiscounted future cash flows		$ 16,930,437
Extended lease term			5 years
Annual in base rent annually		3.00%